Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 20, 2011
Schedule of Capitalization, Equity [Line Items]
Himax Taiwan, Ownership Percentage by Parent	100.00%
Accumulated Legal and Special Reserve	$ 58,959,000	$ 53,786,000
Percentage of annual net income set aside as legal reserve	10.00%
American Depositary Shares [Member]
Schedule of Capitalization, Equity [Line Items]
American Depositary Shares Authorized Repurchased Value Maximum			25,000,000
American Depositary Shares Repurchased Shares	9,488,656
American Depositary Shares Repurchased Value	$ 13,400,000
Average Repurchased Price Per American Depositary Share	$ 1.41
American Depositary Shares Held By Parent	7,137,169